RISK MANAGEMENT - Credit Loss Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 142
Movements in credit loss allowance and write-offs	(796)	$ 97	$ (287)
Write offs			(275)
Ending balance	877	142
Credit Risk
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	142	352
Movements in credit loss allowance and write-offs	796	(187)
Write offs	0	0
Translation effect	(61)	(23)
Ending balance	$ 877	$ 142	$ 352